Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Composition:
	As of	As of
	December 31,	December 31,
	2023	2022

Deferred revenues	187	646
Provision for royalties to IIA	47	47
Payroll and social benefits	1,362	1,580
Vacation and recuperation provision	630	554
Accrued expenses and others	920	628
	3,146	3,455